Note 21 - Non-current assets and disposal groups classified as held for sale - Non-current assets and disposal groups classified as held for sale - Breakdown by items (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ 23,853		€ 3,603	€ 3,369
Foreclosures And Recoveries [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	6,207		4,225	3,991
Foreclosures [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	6,047	[1]	4,057	3,775
Recoveries From Financial Leases [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	160		168	216
Other Assets From Property Plant And Equipment Operating Leases [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	447		1,181	706
Property Plant And Equipment [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	447		378	431
Operating Leases [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	0	[2]	803	275
Bussines Sale Assets [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	18,623	[3]	40	37
Accrued Amortization [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	(77)	[4]	(116)	(80)
Impairment Losses [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ (1,348)		€ (1,727)	€ (1,285)

[1]	As of December 31, 2017, included mainly the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3)
[2]	As of December 31, 2016, included mainly Real Estate Investments from BBVA Propiedad, S.A. which were transferred to Test a Residencial, S.A. in the first quarter of 2017 (see Note 16)
[3]	As of December 31, 2017, included mainly the BBVA’s stake in BBVA Chile (see Note 3).
[4]	Amortization accumulated until related asset reclassified as “non-current assets and dispos al groups held for sale” .